                         METLIFE ACCESS ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for MetLife Access Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Harris Oakmark International
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Janus Forty Portfolio -- Class A
  American Funds Growth-Income Fund                Lazard Mid Cap Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE                     Lord Abbett Bond Debenture
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          Lord Abbett Mid Cap Value
  Dynamic Capital Appreciation Portfolio              Portfolio -- Class B
  Mid Cap Portfolio                                PIMCO Inflation Protected Bond
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class A
  TRUST -- CLASS 2                                 PIMCO Total Return Portfolio -- Class B
  Templeton Developing Markets Securities          Pioneer Fund Portfolio -- Class A
     Fund                                          Pioneer Strategic Income Portfolio -- Class
  Templeton Foreign Securities Fund                   A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          RCM Technology Portfolio -- Class B
  Legg Mason ClearBridge Variable Aggressive       T. Rowe Price Large Cap Value
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason ClearBridge Variable                  Third Avenue Small Cap Value
     Appreciation Portfolio -- Class I                Portfolio -- Class B
  Legg Mason ClearBridge Variable Fundamental      Van Kampen Comstock Portfolio -- Class B
     All Cap                                     METROPOLITAN SERIES FUND, INC.
  Value Portfolio -- Class I                       BlackRock Aggressive Growth
  Legg Mason ClearBridge Variable Large Cap           Portfolio -- Class D
     Growth Portfolio -- Class I                   BlackRock Bond Income Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        BlackRock Diversified Portfolio -- Class A
     Value Portfolio -- Class I                    BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Small Cap           Portfolio -- Class A
     Growth Portfolio -- Class I                   BlackRock Money Market Portfolio -- Class A
  Legg Mason Investment Counsel Variable           Davis Venture Value Portfolio -- Class A
     Social Awareness Portfolio                    FI Value Leaders Portfolio -- Class D
MET INVESTORS SERIES TRUST                         MetLife Stock Index Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        MFS(R) Total Return Portfolio -- Class F
  BlackRock Large Cap Core Portfolio -- Class      MFS(R) Value Portfolio -- Class A
     E                                             Oppenheimer Global Equity
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          T. Rowe Price Large Cap Growth
                                                      Portfolio -- Class B
                                                   T. Rowe Price Small Cap Growth
                                                      Portfolio -- Class B
                                                   Western Asset Management U.S. Government
                                                      Portfolio -- Class A


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(1)


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge.................................................    1.25%(2)
Administrative Expense Charge...................................................    0.15%
                                                                                    -----
  Total Annual Separate Account Charges.........................................    1.40%


---------
(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(2)   We will waive the following amounts of the Mortality & Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value
      Portfolio -- Class B; 1.12% for the Subaccount investing in the Lord Abbett Mid Cap Value Portfolio -- Class B; 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B; 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth
      Portfolio -- Class B; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B; and 1.22% for the Subaccount investing in the RCM Technology Portfolio - Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.76%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.03%            --            0.81%           --          0.81%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.02%            --            0.54%           --          0.54%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Dynamic Capital Appreciation
     Portfolio...................     0.56%        0.25%       0.32%            --            1.13%           --          1.13%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............     1.24%        0.25%       0.26%          0.01%           1.76%         0.01%         1.75%(1)
  Templeton Foreign Securities
     Fund........................     0.65%        0.25%       0.14%          0.01%           1.05%         0.01%         1.04%(1)
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.04%            --            0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.03%            --            0.74%           --          0.74%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I........     0.75%          --        0.16%            --            0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.10%            --            0.75%           --          0.75%
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I........     0.75%          --        0.14%            --            0.89%           --          0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.69%          --        0.28%            --            0.97%           --          0.97%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%           --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%            --            0.69%           --          0.69%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%            --            0.85%         0.01%         0.84%(2)
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%            --            0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.04%            --            0.73%           --          0.73%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%            --            0.53%           --          0.53%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.68%        0.25%       0.07%            --            1.00%           --          1.00%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A++......     0.94%          --        0.18%            --            1.12%           --          1.12%
  MFS(R) Research International
     Portfolio -- Class B+.......     0.69%        0.25%       0.09%            --            1.03%         0.03%         1.00%(3)
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++......     0.66%        0.25%       0.14%            --            1.05%         0.02%         1.03%(4)
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........     0.47%          --        0.04%            --            0.51%           --          0.51%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.02%         0.67%(5)
  Pioneer Strategic Income
     Portfolio -- Class A........     0.59%          --        0.08%            --            0.67%           --          0.67%
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.09%            --            1.22%           --          1.22%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%(6)
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.04%            --            1.03%           --          1.03%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
UNDERLYING                         MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
FUND                                   FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
----------                         ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Van Kampen Comstock
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........     0.37%          --        0.03%            --            0.40%         0.03%         0.37%(7)
  BlackRock Diversified
     Portfolio -- Class A........     0.46%          --        0.04%            --            0.50%           --          0.50%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%            --            0.77%         0.02%         0.75%(8)
  BlackRock Money Market
     Portfolio -- Class A........     0.32%          --        0.02%            --            0.34%         0.01%         0.33%(9)
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%(10)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%            --            0.83%           --          0.83%
  MetLife Stock Index
     Portfolio -- Class B........     0.25%        0.25%       0.02%            --            0.52%         0.01%         0.51%(11)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%            --            0.78%           --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.11%         0.62%(12)
  Oppenheimer Global Equity
     Portfolio -- Class B........     0.53%        0.25%       0.08%            --            0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%           --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.50%        0.25%       0.07%            --            0.82%           --          0.82%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.03%            --            0.50%         0.01%         0.49%(13)


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
(1) The Fund's manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money fund ("Sweep Money Fund"). This reduction will continue until at least April 30, 2012.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(5) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(6) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and

      0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% on amounts over $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.50% for the amounts over $200 million but less than $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund   Seeks long-term growth of            Capital Research and Management
                                    capital.                             Company
American Funds Growth Fund          Seeks growth of capital.             Capital Research and Management
                                                                         Company
American Funds Growth-Income Fund   Seeks long-term growth of capital    Capital Research and Management
                                    and income.                          Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation        Seeks capital appreciation.          Fidelity Management & Research
  Portfolio                                                              Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets        Seeks long-term capital              Templeton Asset Management Ltd.
  Securities Fund                   appreciation.
Templeton Foreign Securities Fund   Seeks long-term capital growth.      Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                      LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class   capital                              LLC
  I                                                                      Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio -- Class I              consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value                   capital. Current income is a         LLC
  Portfolio -- Class I              secondary consideration.             Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Small Cap Growth                  capital.                             LLC
  Portfolio -- Class I                                                   Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason Investment Counsel       Seeks capital appreciation and       Legg Mason Partners Fund Advisor,
  Variable Social Awareness         retention of net investment          LLC
  Portfolio                         income.                              Subadviser: Legg Mason Investment
                                                                         Counsel
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
BlackRock Large Cap Core            Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class E                                                   Subadviser: BlackRock Advisors,
                                                                         LLC
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
Lord Abbett Mid Cap Value           Seeks capital appreciation           MetLife Advisers, LLC
  Portfolio -- Class B              through investments, primarily in    Subadviser: Lord, Abbett & Co.
                                    equity securities which are          LLC
                                    believed to be undervalued in the
                                    marketplace.
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B+                                                  Subadviser: Massachusetts
                                                                         Financial Services Company

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Morgan Stanley
                                                                         Investment Management Inc.
PIMCO Inflation Protected Bond      Seeks maximum real return,           MetLife Advisers, LLC
  Portfolio -- Class A              consistent with preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment       Management Company LLC
                                    management.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
Pioneer Strategic Income            Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income.                              Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Third Avenue Small Cap Value        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation.                        Subadviser: Third Avenue
                                                                         Management LLC
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Diversified               Seeks high total return while        MetLife Advisers, LLC
  Portfolio -- Class A              attempting to limit investment       Subadviser: BlackRock Advisors,
                                    risk and preserve capital.           LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
MetLife Stock Index                 Seeks to equal the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
MFS(R) Value Portfolio -- Class A   Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Massachusetts
                                                                         Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B              and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.
Western Asset Management U.S.       Seeks to maximize total return       MetLife Advisers, LLC
  Government Portfolio -- Class A   consistent with preservation of      Subadviser: Western Asset
                                    capital and maintenance of           Management Company
                                    liquidity.


---------
+ Not available under all Contracts. Availability depends on Contract issue date.
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds."

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

--------------------------------------------------------------------------------

Certain Underlying Funds were subject to a substitution, name change or liquidation. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND SUBSTITUTION
The following New Underlying Fund was substituted for the Former Underlying
Fund:

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
JANUS ASPEN SERIES                              MET INVESTORS SERIES TRUST
  Global Technology Portfolio - Service Shares  RCM Technology Portfolio - Class B


UNDERLYING FUND NAME CHANGE
The following Underlying Fund was renamed:

                  FORMER NAME                                      NEW NAME
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income                 T. Rowe Price Large Cap Value
     Portfolio -- Class B                            Portfolio -- Class B


UNDERLYING FUND LIQUIDATION
The following Underlying Fund was liquidated:

LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Legg Mason Western Asset Variable Adjustable
     Rate Income Portfolio

                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the following subsection:

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

We have modified the following subsection:

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of beneficiary contract continuance.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

GENERAL TAXATION OF ANNUITIES

We have modified the following paragraph in this subsection to read as follows:

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans) for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have modified the following paragraph in this subsection to read as follows:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

TSAS (ERISA AND NON-ERISA)

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS.

We have added the following new paragraph to this subsection:

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

NON-QUALIFIED ANNUITY CONTRACTS

We have modified the following paragraph in this subsection to read as follows:

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a Non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

We have replaced the paragraphs in this subsection with the following paragraph:

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your Contract allows and you elect to apply less than the entire account value of your Contract to a payout option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

OTHER TAX CONSIDERATIONS

PUERTO RICO TAX CONSIDERATIONS

We have modified the following paragraph in this subsection to read as follows:

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

                                OTHER INFORMATION

--------------------------------------------------------------------------------

The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.

                     METLIFE ACCESS SELECT ANNUITY CONTRACT

                                    ISSUED BY
                    METLIFE INSURANCE COMPANY OF CONNECTICUT

          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2011
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 and subsequent supplements for MetLife Access Select Variable Annuity Contract (the "Contract") offered by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FIDELITY(R) VARIABLE INSURANCE                     Pioneer Fund Portfolio -- Class A
  PRODUCTS -- SERVICE CLASS 2                      RCM Technology Portfolio -- Class B
  Contrafund(R) Portfolio                          T. Rowe Price Large Cap Value
  Mid Cap Portfolio                                   Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY                Van Kampen Comstock Portfolio -- Class B
  TRUST -- CLASS I                               METROPOLITAN SERIES FUND, INC.
  Legg Mason ClearBridge Variable Aggressive       BlackRock Aggressive Growth
     Growth Portfolio                                 Portfolio -- Class D
  Legg Mason ClearBridge Variable                  BlackRock Bond Income Portfolio -- Class A
     Appreciation Portfolio                        BlackRock Legacy Large Cap Growth
  Legg Mason ClearBridge Variable Fundamental         Portfolio -- Class A
     All Cap Value                                 BlackRock Money Market Portfolio -- Class A
  Portfolio                                        Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Large Cap        FI Value Leaders Portfolio -- Class D
     Growth Portfolio                              Jennison Growth Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap        MetLife Stock Index Portfolio -- Class B
     Value Portfolio                               MFS(R) Total Return Portfolio -- Class F
MET INVESTORS SERIES TRUST                         Oppenheimer Global Equity
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  Clarion Global Real Estate                       T. Rowe Price Large Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
  Harris Oakmark International                     T. Rowe Price Small Cap Growth
     Portfolio -- Class A                             Portfolio -- Class B
  Janus Forty Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class A
  Lord Abbett Bond Debenture
     Portfolio -- Class A
  MFS(R) Research International
     Portfolio -- Class B
  PIMCO Total Return Portfolio -- Class B


Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see "Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE..................................   $30(1)


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

Mortality & Expense Risk Charge.................................................    1.25%(2)
Administrative Expense Charge...................................................    0.15%
                                                                                    -----
  Total Annual Separate Account Charges.........................................    1.40%


---------
(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.
(2)   We will waive the following amounts of the Mortality & Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentage for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 1.18% for the Subaccount investing in the MFS(R) Research International
      Portfolio -- Class B; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth
      Portfolio -- Class B; 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio -- Class B; 1.22% for the Subaccount investing in the RCM Technology Portfolio -- Class B; and 0.95% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio - Class B.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2010 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                            MINIMUM    MAXIMUM
                                                                            -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other
  expenses)                                                                  0.34%      1.22%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS  -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%           --             0.90%           --          0.90%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%           --             0.91%           --          0.91%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio...................     0.75%          --        0.04%           --             0.79%           --          0.79%
  Legg Mason ClearBridge Variable
     Appreciation Portfolio......     0.71%          --        0.03%           --             0.74%           --          0.74%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio...................     0.75%          --        0.05%           --             0.80%           --          0.80%
  Legg Mason ClearBridge Variable
     Large Cap Growth Portfolio..     0.75%          --        0.16%           --             0.91%           --          0.91%
  Legg Mason ClearBridge Variable
     Large Cap Value Portfolio...     0.65%          --        0.10%           --             0.75%           --          0.75%
MET INVESTORS SERIES TRUST
  BlackRock High Yield Portfolio
     -- Class A..................     0.60%          --        0.05%           --             0.65%           --          0.65%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.62%          --        0.07%           --             0.69%           --          0.69%
  Harris Oakmark International
     Portfolio -- Class A........     0.78%          --        0.07%           --             0.85%         0.01%         0.84%(1)
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.04%           --             0.67%           --          0.67%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.04%           --             0.73%           --          0.73%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.03%           --             0.53%           --          0.53%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A++......     0.94%          --        0.18%           --             1.12%           --          1.12%
  MFS(R) Research International
     Portfolio -- Class B........     0.69%        0.25%       0.09%           --             1.03%         0.03%         1.00%(2)
  Morgan Stanley Mid Cap Growth
     Portfolio -- Class B++......     0.66%        0.25%       0.14%           --             1.05%         0.02%         1.03%(3)
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%           --             0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%           --             0.69%         0.02%         0.67%(4)
  RCM Technology
     Portfolio -- Class B........     0.88%        0.25%       0.09%           --             1.22%           --          1.22%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%           --             0.84%           --          0.84%(5)
  Van Kampen Comstock
     Portfolio -- Class B........     0.60%        0.25%       0.04%           --             0.89%           --          0.89%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%           --             0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio  -- Class A.......     0.37%          --        0.03%           --             0.40%         0.03%         0.37%(6)
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.73%          --        0.04%           --             0.77%         0.02%         0.75%(7)
  BlackRock Money Market
     Portfolio  -- Class A.......     0.32%          --        0.02%           --             0.34%         0.01%         0.33%(8)
  Davis Venture Value Portfolio
     -- Class A..................     0.70%          --        0.03%           --             0.73%         0.05%         0.68%(9)
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.06%           --             0.83%           --          0.83%
  Jennison Growth
     Portfolio -- Class B........     0.62%        0.25%       0.02%           --             0.89%         0.07%         0.82%(10)
  MetLife Stock Index Portfolio
     -- Class B..................     0.25%        0.25%       0.02%           --             0.52%         0.01%         0.51%(11)
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.04%           --             0.78%           --          0.78%
  Oppenheimer Global Equity
     Portfolio  -- Class B.......     0.53%        0.25%       0.08%           --             0.86%           --          0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.04%           --             0.89%           --          0.89%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.50%        0.25%       0.07%           --             0.82%           --          0.82%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B++......     0.62%        0.25%       0.05%           --             0.92%         0.04%         0.88%(12)


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

(1) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.725% of the Portfolio's average daily net assets exceeding $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(2) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.55% of the Portfolio's average daily net assets exceeding $1.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(3) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% of the first $500 million of the Portfolio's average daily net assets plus 0.625% of such assets over $500 million. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(4) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.675% of the first $200 million of the Portfolio's average daily net assets plus 0.625% of such assets over $200 million up to $500 million plus 0.60% of such assets over $500 million up to $1 billion plus 0.575% of such assets over $1 billion up to $2 billion plus 0.55% of such assets over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Trustees of the Portfolio.
(5) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.
(6) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.37% for the first $1 billion of the Portfolio's average daily net assets, 0.325% for the next $2.4 billion and 0.25% on amounts over $3.4 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.705% for the amounts over $300 million but less than $1 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(8) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the first $1 billion of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.75% for the first $50 million of the Portfolio's average daily net assets, 0.70% for the next $450 million, 0.65% for the next $4 billion and 0.625% on amounts over $4.5 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $300 million of the Portfolio's average daily net assets, 0.60% for the next $200 million, 0.55% for the next $500 million, 0.50% for the next $1 billion and 0.47% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.245% for the amounts over $500 million but less than $1 billion, 0.24% for the next $1 billion and 0.235% on amounts over $2 billion. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.
(12) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2011 through April 30, 2012, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.595% for the first $500 million of the Portfolio's average daily net assets. This arrangement may be modified or discontinued prior to April 30, 2012 only with the approval of the Board of Directors of the Portfolio.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

THE VARIABLE FUNDING OPTIONS

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio             Seeks long-term capital              Fidelity Management & Research
                                    appreciation.                        Company
                                                                         Subadviser: FMR Co., Inc.
Mid Cap Portfolio                   Seeks long-term growth of            Fidelity Management & Research
                                    capital.                             Company
                                                                         Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST -- CLASS I
Legg Mason ClearBridge Variable     Seeks capital appreciation.          Legg Mason Partners Fund Advisor,
  Aggressive Growth Portfolio                                            LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term appreciation of      Legg Mason Partners Fund Advisor,
  Appreciation Portfolio            capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term capital growth.      Legg Mason Partners Fund Advisor,
  Fundamental All Cap Value         Current income is a secondary        LLC
  Portfolio                         consideration.                       Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Growth Portfolio        capital.                             LLC
                                                                         Subadviser: ClearBridge Advisors,
                                                                         LLC
Legg Mason ClearBridge Variable     Seeks long-term growth of            Legg Mason Partners Fund Advisor,
  Large Cap Value Portfolio         capital. Current income is a         LLC
                                    secondary objective.                 Subadviser: ClearBridge Advisors,
                                                                         LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield                Seeks to maximize total return,      MetLife Advisers, LLC
  Portfolio -- Class A              consistent with income generation    Subadviser: BlackRock Financial
                                    and prudent investment               Management, Inc.
                                    management.
Clarion Global Real Estate          Seeks total return through           MetLife Advisers, LLC
  Portfolio -- Class A              investment in real estate            Subadviser: ING Clarion Real
                                    securities, emphasizing both         Estate Securities LLC
                                    capital appreciation and current
                                    income.
Harris Oakmark International        Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class A              appreciation.                        Subadviser: Harris Associates
                                                                         L.P.
Janus Forty Portfolio -- Class A    Seeks capital appreciation.          MetLife Advisers, LLC
                                                                         Subadviser: Janus Capital
                                                                         Management LLC
Lazard Mid Cap Portfolio -- Class   Seeks long-term growth of            MetLife Advisers, LLC
  A                                 capital.                             Subadviser: Lazard Asset
                                                                         Management LLC
Lord Abbett Bond Debenture          Seeks high current income and the    MetLife Advisers, LLC
  Portfolio -- Class A              opportunity for capital              Subadviser: Lord, Abbett & Co.
                                    appreciation to produce a high       LLC
                                    total return.
MFS(R) Emerging Markets Equity      Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class A++                                                 Subadviser: Massachusetts
                                                                         Financial Services Company
MFS(R) Research International       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Massachusetts
                                                                         Financial Services Company

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B++                                                 Subadviser: Morgan Stanley
                                                                         Investment Management, Inc.
PIMCO Total Return                  Seeks maximum total return,          MetLife Advisers, LLC
  Portfolio -- Class B              consistent with the preservation     Subadviser: Pacific Investment
                                    of capital and prudent investment    Management Company LLC
                                    management.
Pioneer Fund Portfolio -- Class A   Seeks reasonable income and          MetLife Advisers, LLC
                                    capital growth.                      Subadviser: Pioneer Investment
                                                                         Management, Inc.
RCM Technology Portfolio -- Class   Seeks capital appreciation; no       MetLife Advisers, LLC
  B                                 consideration is given to income.    Subadviser: RCM Capital
                                                                         Management LLC
T. Rowe Price Large Cap Value       Seeks long-term capital              MetLife Advisers, LLC
  Portfolio -- Class B              appreciation by investing in         Subadviser: T. Rowe Price
                                    common stocks believed to be         Associates, Inc.
                                    undervalued.  Income is a
                                    secondary objective.
Van Kampen Comstock                 Seeks capital growth and income.     MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: Invesco Advisers,
                                                                         Inc.
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth         Seeks maximum capital                MetLife Advisers, LLC
  Portfolio -- Class D              appreciation.                        Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Bond Income               Seeks a competitive total return     MetLife Advisers, LLC
  Portfolio -- Class A              primarily from investing in          Subadviser: BlackRock Advisors,
                                    fixed-income securities.             LLC
BlackRock Legacy Large Cap Growth   Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class A              capital.                             Subadviser: BlackRock Advisors,
                                                                         LLC
BlackRock Money Market              Seeks a high level of current        MetLife Advisers, LLC
  Portfolio -- Class A              income consistent with               Subadviser: BlackRock Advisors,
                                    preservation of capital.             LLC
Davis Venture Value                 Seeks growth of capital.             MetLife Advisers, LLC
  Portfolio -- Class A                                                   Subadviser: Davis Selected
                                                                         Advisers, L.P.
FI Value Leaders                    Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class D              capital.                             Subadviser: Pyramis Global
                                                                         Advisors, LLC
Jennison Growth                     Seeks long-term growth of            MetLife Advisers, LLC
  Portfolio -- Class B              capital.                             Subadviser: Jennison Associates
                                                                         LLC
MetLife Stock Index                 Seeks to equal the performance of    MetLife Advisers, LLC
  Portfolio -- Class B              the Standard & Poor's 500(R)         Subadviser: MetLife Investment
                                    Composite Stock Price Index.         Advisors Company, LLC
MFS(R) Total Return                 Seeks a favorable total return       MetLife Advisers, LLC
  Portfolio -- Class F              through investment in a              Subadviser: Massachusetts
                                    diversified portfolio.               Financial Services Company
Oppenheimer Global Equity           Seeks capital appreciation.          MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: OppenheimerFunds,
                                                                         Inc.
T. Rowe Price Large Cap Growth      Seeks long-term growth of capital    MetLife Advisers, LLC
  Portfolio -- Class B              and, secondarily, dividend           Subadviser: T. Rowe Price
                                    income.                              Associates, Inc.
T. Rowe Price Small Cap Growth      Seeks long-term capital growth.      MetLife Advisers, LLC
  Portfolio -- Class B                                                   Subadviser: T. Rowe Price
                                                                         Associates, Inc.

             FUNDING                            INVESTMENT                           INVESTMENT
              OPTION                            OBJECTIVE                        ADVISER/SUBADVISER
---------------------------------   ---------------------------------    ---------------------------------
Western Asset Management            Seeks to maximize total return       MetLife Advisers, LLC
  Strategic Bond Opportunities      consistent with preservation of      Subadviser: Western Asset
  Portfolio -- Class B++            capital.                             Management Company


---------
++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Additional Information Regarding Underlying Funds."

                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

--------------------------------------------------------------------------------

Certain Underlying Funds were subject to a substitution or name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.

UNDERLYING FUND SUBSTITUTIONS
The following New Underlying Funds were substituted for the Former Underlying Funds/Trusts:

         FORMER UNDERLYING FUND/TRUST                      NEW UNDERLYING FUND/TRUST
----------------------------------------------  ----------------------------------------------
JANUS ASPEN SERIES                              MET INVESTORS SERIES TRUST
  Global Technology Portfolio -- Service        RCM Technology Portfolio --  Class B
     Shares
LEGG MASON PARTNERS VARIABLE INCOME TRUST       METROPOLITAN SERIES FUND, INC.
  Legg Mason Western Asset Variable             Western Asset Management Strategic Bond
     Diversified Strategic Income Portfolio          Opportunities Portfolio -- Class B


UNDERLYING FUND NAME CHANGE
The following Underlying Fund was renamed:

                  FORMER NAME                                      NEW NAME
----------------------------------------------  ----------------------------------------------
MET INVESTORS SERIES TRUST                      MET INVESTORS SERIES TRUST
  Lord Abbett Growth and Income                 T. Rowe Price Large Cap Value
     Portfolio -- Class B                            Portfolio -- Class B


                                    TRANSFERS

--------------------------------------------------------------------------------

We have modified the following subsection:

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Oppenheimer Global Equity Portfolio, T. Rowe Price Small Cap Growth Portfolio, and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and/or (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.

Some of the Contracts are on a different administrative system for purposes of monitoring for market timing. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply a different market timing criteria (the "Alternative Market Timing Criteria"). Under the Alternative Market Timing Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolio or other identified Underlying Funds under that Contract to be submitted with an original signature.

For the Contracts to which we apply the Alternative Market Timing Criteria, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

We have modified the following subsection:

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also terminate the program upon notification of your death in good order.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program. We will also terminate the program upon notification of your death in good order.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

The following new paragraph is added to the "DEATH BENEFIT" section:

If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under automated investment strategies and automated withdrawal programs), we will cancel the request. As described above, the death benefit will be determined when we receive both Due Proof of Death and written payment instructions or election of beneficiary contract continuance.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

GENERAL TAXATION OF ANNUITIES

We have modified the following paragraph in this subsection to read as follows:

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans) for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

We have modified the following paragraph in this subsection to read as follows:

SUSPENSION OF MINIMUM DISTRIBUTION RULES DURING 2009: For Required Minimum Distributions ("RMD") following the death of the Contract Owner or annuitant of a Qualified Contract, the five-year rule is applied without regard to calendar year 2009 due to the 2009 RMD Waiver. For instance, if a Contract Owner died in 2007, the five-year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

TSAS (ERISA AND NON-ERISA)

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS.

We have added the following new paragraph to this subsection:

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

NON-QUALIFIED ANNUITY CONTRACTS

We have modified the following paragraph in this subsection to read as follows:

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a Non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally, eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

We have replaced the paragraphs in this subsection with the following paragraph:

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): Starting in 2011, if your Contract allows and you elect to apply less than the entire account value of your Contract to a payout option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the Contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

OTHER TAX CONSIDERATIONS

PUERTO RICO TAX CONSIDERATIONS

We have modified the following paragraph in this subsection to read as follows:

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

                                OTHER INFORMATION

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The following information supplements the second paragraph of the "Compensation" section:

A registered representative may receive more asset-based compensation for account value allocated to the Variable Funding Options than for account value allocated to the Fixed Account.